Financial Instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial Instruments
6.	FINANCIAL INSTRUMENTS

Financial instruments held by the Group as of December 31, 2018 and 2017, and January 1, 2017:

Financial Instruments as of 12/31/2018	Fair value - PL	Amortized Cost	Fair value - OCI	Total
Assets
- Debt securities at fair value through profit or loss	15,112,115	—	—	15,112,115
- Derivatives	15,924	—	—	15,924
- Other financial assets	15,069	1,682,985	—	1,698,054
- Loans and other financing	—	77,208,464	—	77,208,464
- Other debt securities	—	4,198,548	112,547	4,311,095
- Financial assets in guarantee	1,882,600	124,617	—	2,007,217
- Investments in Equity Instruments	1,603	—	8,801	10,404

Total Assets	17,027,311	83,214,614	121,348	100,363,273

Liabilities
- Deposits	—	94,906,014	—	94,906,014
- Liabilities at fair value through profit or loss	268,086	—	—	268,086
- Derivates	94,222	—	—	94,222
- Other financial liabilities	2,907,704	1,359,535	—	4,267,239
- Financing received from the Argentine Central Bank and other financial institutions	14,966	8,017,871	—	8,032,837
- Unsubordinated Negotiable obligations	—	9,307,171	—	9,307,171
- Subordinated Negotiable Obligations	—	1,383,817	—	1,383,817

Total Liabilities	3,284,978	114,974,408	—	118,259,386

Financial Instruments as of 12/31/2017	Fair value - PL	Amortized Cost	Fair value - OCI	Total
Assets
- Debt securities at fair value through profit or loss	16,837,925	—	—	16,837,925
- Derivatives	39,740	—	—	39,740
- Repo Transactions	—	4,945,864	—	4,945,864
- Other financial assets	1,393,368	995,427	—	2,388,795
- Loans and other financing	—	87,108,670	—	87,108,670
- Other debt securities	—	529,844	47	529,891
- Financial assets in guarantee	1,745,496	175,723	—	1,921,219
- Investments in Equity Instruments	57,191	—	11,690	68,881

Total Assets	20,073,720	93,755,528	11,737	113,840,985

Liabilities
- Deposits	—	83,284,983	—	83,284,983
- Other financial liabilities	3,946,320	1,828,235	—	5,774,555
- Financing received from the Argentine Central Bank and other financial institutions	73,978	5,131,788	—	5,205,766
- Unsubordinated Negotiable obligations	—	12,681,237	—	12,681,237
- Subordinated negotiable obligations	—	1,012,661	—	1,012,661

Total Liabilities	4,020,298	103,938,904	—	107,959,202

Financial Instruments as of 01/01/2017	Fair value - PL	Amortized Cost	Fair value - OCI	Total
Assets
- Debt securities at fair value through profit or loss	782,547	—	—	782,547
- Derivatives	52,152	—	—	52,152
- Other financial assets	652,545	2,805,698	—	3,458,243
- Loans and other financing	—	69,996,876	—	69,996,876
- Other debt securities	—	1,334,886	2,467,861	3,802,747
- Financial assets in guarantee	2,508,935	190,457	—	2,699,392
- Investments in Equity Instruments	4,846	—	1,351	6,197

Total Assets	4,001,025	74,327,917	2,469,212	80,798,154

Liabilities
- Deposits	—	66,075,709	—	66,075,709
- Repo Transactions	—	1,088,747	—	1,088,747
- Other financial liabilities	4,420,199	1,164,464	—	5,584,663
- Financing received from the Argentine Central Bank and other financial institutions	9,150	3,152,177	—	3,161,327
- Unsubordinated Negotiable obligations	—	3,775,525	—	3,775,525
- Subordinated negotiable obligations	—	2,540,433	—	2,540,433

Total Liabilities	4,429,349	77,797,055	—	82,264,404